Securities (Amortized Cost and Fair Value of Available-For-Sale Securities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	$ 180,812,156	$ 204,321,494
Fair value, securities	182,929,038	206,461,063
U.S. Government Agencies Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	3,998,025	9,640,249
Fair value, securities	3,966,390	9,537,052
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	71,589,038	56,605,455
Fair value, securities	73,481,892	58,098,524
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	104,223,205	137,073,902
Fair value, securities	104,479,413	137,818,544
Other Available-for-Sale Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	1,001,888	1,001,888
Fair value, securities	$ 1,001,343	$ 1,006,943